UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
             This amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                      Name:       Copia Capital LLC
                      Address:    71 S. Wacker Drive, Suite 3525
                                  Chicago, IL 60606

                                  13 File Number: 028-10908

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

                             Name:   Timothy Flannery
                             Title:  Managing Partner
                             Phone:  312-544-4201

                      Signature, Place and Date of Signing:

                 Timothy Flannery, Chicago, IL February 15, 2007

                         Report Type (Check only one.):
                            [ ] 13F HOLDINGS REPORT.
                                [ X ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                         FORM 13F FILE NUMBER:   NAME:
                        28-10354 FrontPoint Partners LLC


         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECRUITIES EXCHANGE
                                  ACT OF 1934